Intangible assets	12 Months Ended
Sep. 30, 2025
Intangible assets
Intangible assets

INTANGIBLE ASSETS, PROVISIONS, COMMITMENTS AND CONTINGENCIES

Note 24.Intangible assets

Accounting policy

Indefinite life intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:
(i) The consideration paid; over
(ii) The net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment. An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

Westpac’s CGUs represent the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. They reflect the level at which Westpac monitors and manages its operations.

Brand names

Brand names acquired in a business combination, including St.George, BT and BankSA, are initially recognised at cost. As these assets have been assessed as having indefinite useful lives they are not amortised but tested for impairment at least annually or whenever there is an indication of impairment. The useful life of each brand name intangible asset is also reviewed each period to determine whether events and circumstances continue to support the indefinite useful life assessment.

Finite life intangible assets
Finite life intangibles, such as computer software, are recognised initially at cost and subsequently at amortised cost less any impairment.
Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)

Note 24.Intangible assets (Continued)

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Goodwill
Balance as at beginning of year	7,433	7,419	6,253	6,253
Additions[a]	-	21	-	-
Other adjustments	(20)	(7)	-	-
Balance as at end of year	7,413	7,433	6,253	6,253
Computer software
Balance as at beginning of year	2,675	2,797	2,242	2,371
Additions	776	792	674	673
Impairment	(23)	(19)	(23)	(19)
Amortisation	(995)	(889)	(864)	(783)
Other adjustments	(19)	(6)	-	-
Balance as at end of year	2,414	2,675	2,029	2,242
Cost	8,705	8,856	7,303	7,493
Accumulated amortisation and impairment	(6,291)	(6,181)	(5,274)	(5,251)
Carrying amount	2,414	2,675	2,029	2,242
Brand names	638	638	636	636
Total intangible assets	10,465	10,746	8,918	9,131
Goodwill has been allocated to the following CGUs:
Consumer	4,829	4,829	4,484	4,484
Business & Wealth[b]	2,122	2,122	1,769	1,769
New Zealand	462	482	-	-
Total goodwill	7,413	7,433	6,253	6,253
Brand names has been allocated to the following CGUs:
Consumer	350	350	350	350
Business & Wealth	288	288	286	286
Total brand names	638	638	636	636

a.	Related to the acquisition of HealthPoint.
b.	The Business and Wealth segment comprises individual CGUs (Business, Platforms, Margin Lending and HealthPoint) to which goodwill has been allocated. The carrying amount of goodwill for Business was $1,812m as at 30 September 2025 and 30 September 2024. The carrying amount of goodwill allocated to the remaining individual CGUs in this segment is not significant compared to total Group goodwill.

Note 24.Intangible assets (Continued)

Impairment testing and results

Impairment testing is performed at least once a year, or whenever there is an indication of impairment, by comparing the recoverable amount of each CGU with the carrying amount. For assets other than goodwill management also assess whether there is any indication that an impairment loss recognised in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of the asset is estimated. The primary test for recoverable amount is determined based on value-in-use which refers to the present value of expected cash flows under its current use. Fair value less costs to sell is also considered for those CGUs where value-in-use is lower than carrying value. In the current year, this was not required to be considered.

Significant assumptions used in recoverable amount calculations

The assumptions made for the impairment testing of indefinite life of intangibles for each relevant significant CGU are provided in the following table and are based on past experience and management’s expectations for the future. In the current year and given the present economic environment, Westpac has reassessed these assumptions and revised them where necessary in order to provide a reasonable estimate of the value-in-use of the CGUs and Group.

	Discount rate		Cash flows
	Post-tax rate/Pre-tax rate		Forecast period/terminal growth rate
	2025	2024	2025	2024
Australian CGUs[a]	9% / 11.8%-12.8%	9% / 11.7%-11.9%	5 years / 2%	5 years / 2%
New Zealand	9% / 11.4%	9% / 11.4%-11.7%	5 years / 2%	5 years / 2%

a.	Australian CGUs comprise Consumer and the CGUs within Business & Wealth.

Westpac discounts the projected cash flows by its adjusted pre-tax equity rate.

The cashflows used are based on approved forecasts. These forecasts utilise information about current and future economic conditions, observable historical information and management expectations of future business performance. The terminal growth rate represents the growth rate applied to extrapolate cash flows beyond the forecast period and reflects the lower end of the RBA’s target long-term inflation rate band. For all CGUs tested, the recoverability of goodwill is not reliant on any one particular assumption. There are no reasonably possible changes in assumptions for any significant CGU that would result in an indication of impairment or have a material impact on Westpac’s reported results.